AMERICAN MUNICIPAL
TERM TRUSTS

                      AXT
                      BXT
                      CXT


ANNUAL REPORT
DECEMBER 31, 2000

                     [Logo] FIRST AMERICAN-Registered Trademark-
                            ASSET MANAGEMENT

[Logo] FIRST AMERICAN-Registered Trademark-
       ASSET MANAGEMENT

       AMERICAN MUNICIPAL
       TERM TRUSTS

[SIDE NOTE]

     TABLE OF CONTENTS

2    Fund Overview

7    Financial Statements
     and Notes

     Investments in
     Securities

     22   AXT
     26   BXT
     32   CXT

37   Independent
     Auditor's Report

38   Federal Income
     Tax Information

40   Shareholder Update

PRIMARY INVESTMENTS

High-quality municipal obligations including municipal zero-coupon securities.

FUND OBJECTIVE

American Municipal Term Trust (AXT), American Municipal Term Trust II (BXT), and American Municipal Term Trust III (CXT) are diversified, closed-end management investment companies. The investment objectives of AXT, BXT, and CXT are to provide high current income exempt from regular federal income tax and to return $10 per share on or shortly before April 15, 2001; April 15, 2002; and April 15, 2003, respectively--although each fund's termination may be extended up to five years if necessary to assist the fund in reaching its $10 per share objective. Each fund's income may be subject to state or local tax and the federal alternative minimum tax. Investors should consult their tax advisors. As with other investment companies, there can be no assurance that any fund will achieve its objective.


NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

AVERAGE ANNUALIZED TOTAL RETURNS
Based on net asset value for the periods ended December 31, 2000

                  AMERICAN MUNICIPAL TERM TRUST         AMERICAN MUNICIPAL TERM TRUST II    AMERICAN MUNICIPAL TERM TRUST III
                   (AXT, inception 3/27/1991)              (BXT, inception 9/26/1991           (CXT, inception 11/27/1992
One Year                     4.16%                                      6.16%                           7.73%
Five Year                    3.96%                                      4.42%                           5.29%
Since Inception              7.47%                                      7.57%                           7.52%

All total returns are through December 31, 2000, and reflect the reinvestment of distributions but not sales charges. Net asset value (NAV)-based performance is used to measure investment management results. As noted in earlier shareholder reports, we no longer compare the funds' NAV performance to a market benchmark. This is because our primary goal is to meet the funds' investment objectives of providing high current income exempt from regular federal income tax and returning $10 per share to investors at the funds' termination dates. - Average annualized total returns based on the change in market price for the one-year, five-year, and since-inception periods ended December 31, 2000, were 7.35%, 5.30%, and 6.78% for AXT, 9.86%, 6.00%, and 6.71% for BXT, and 11.19%, 6.47%,
and 6.37% for CXT. These returns assume reinvestment of all distributions and reflect sales charges on those distributions described in the funds' dividend reinvestment plan, but not on initial purchases. - PLEASE REMEMBER, YOU COULD LOSE MONEY WITH THESE INVESTMENTS. NEITHER SAFETY OF PRINCIPAL NOR STABILITY OF INCOME IS GUARANTEED. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost. Closed-end funds, such as these funds, often trade at discounts to NAV. Therefore, you may be unable to realize the full net asset value of your shares when you sell.


                        AMERICAN MUNICIPAL TERM TRUSTS ANNUAL REPORT 2000     1)

FUND OVERVIEW

[SIDE NOTE]

FUND MANAGEMENT

DOUG WHITE, CFA,
is primarily responsible for the management of the American Municipal Term Trusts. He has 18 years of financial experience.

CATHERINE STIENSTRA
assists with the management of the American Municipal Term Trusts. She has 13 years of financial experience.

February 15, 2001

WE ARE PLEASED TO ANNOUNCE THAT THE AMERICAN MUNICIPAL TERM TRUST (AXT)--
THE FIRST MUNICIPAL TERM TRUST EVER ISSUED--WILL TERMINATE IN APRIL 2001 AND RETURN MORE THAN ITS OBJECTIVE OF $10 PER SHARE. As of December 31, 2000, the net asset value of AXT was $10.40 per share. The fund also continues to pay high tax-free income and actually raised its monthly common stock distribution beginning in October from $0.0542 to $0.0632 per share. The new distribution level will remain in effect until fund termination. The other two American Municipal Term Trusts (BXT and CXT) also remain on track to return $10 per share at their respective termination dates in 2002 and 2003 and provide high tax-exempt income. The net asset values of BXT and CXT were $10.80 and $10.97, respectively, as of December 31, 2000, and they continue to maintain the monthly common stock distributions of $0.0517 and $0.0475 per share, respectively, that they have paid since inception.

MUNICIPAL BOND RATES--AS REPRESENTED BY THE BOND BUYER 20 INDEX--TRENDED DOWNWARD DURING THE YEAR, BEGINNING AT 6.00% AND ENDING AT 5.14%. This benefited the net asset values of BXT and CXT as the prices of intermediate- and long-term bonds increased. AXT's net asset value was not significantly impacted because the portfolio is positioned in all short-term securities as it nears its termination. The municipal bond marketplace continued to experience decreasing supply, as municipalities were not issuing as many new bonds. The

--------------------------------------------------------------------------------

BONDS MATURING LESS THAN A YEAR BEYOND THE FUNDS'
TERMINATION DATES

                                    AXT               BXT              CXT
                                  Inception         Inception        Inception
                                  3/27/1991         9/26/1991        11/27/1992
At the Fund's Inception              0%                0%                0%
--------------------------------------------------------------------------------
As of December 31, 2000            100%               64%               48%
--------------------------------------------------------------------------------

(2     AMERICAN MUNICIPAL TERM TRUSTS ANNUAL REPORT 2000
overall national supply of municipal bonds was down approximately 12% compared to a year ago. However, the reduced supply has had little impact on these portfolios as turnover in the trusts remains very low. This is because the bonds we currently own in the portfolios generally pay out more attractive tax-free income than we can find in the marketplace today.

FOR MOST OF THE YEAR, BXT AND CXT ADDED TO THEIR DIVIDEND RESERVES; HOWEVER, BOTH FUNDS HAD TO PAY OUT SPECIAL DIVIDENDS IN OCTOBER TO AVOID PAYING EXTRA TAXES ON UNDISTRIBUTED INCOME. BXT paid a special dividend of $0.032 per share in October and a long-term capital gain distribution of $0.0148 per share in December and CXT paid a special dividend of $0.019 per share in October. On the other hand, AXT began drawing down its dividend reserve to maintain its monthly common stock distribution amount. Shareholders of BXT and CXT should also expect to see this trend as those portfolios get closer to their termination dates.

DURING THE PERIOD WE CONTINUED OUR STRATEGY OF REDUCING THE INTEREST-RATE RISK IN THE PORTFOLIOS AS THEY APPROACH THEIR TERMINATIONS. We executed this strategy in two ways. In all three term trusts, we have been selectively selling off longer-maturity bonds as opportunities arise and replacing them with bonds that mature closer to the termination dates of the

--------------------------------------------------------------------------------

DISTRIBUTION HISTORY SINCE INCEPTION

                                            AXT            BXT            CXT
                                         Inception      Inception     Inception
                                         3/27/1991      9/26/1991     11/27/1992
Total Monthly Income Distributions
Through 12/31/2000
--------------------------------------------------------------------------------
  Common Shareholders                     $6.46          $5.87           $4.63
--------------------------------------------------------------------------------
  Preferred Shareholders
   (On a Common Share Basis)              $1.57          $1.54           $1.32
--------------------------------------------------------------------------------
Total Capital Gains Distributions to
Common Shareholders Through 12/31/2000    $0.26          $0.14           $0.13
--------------------------------------------------------------------------------

                       AMERICAN MUNICIPAL TERM TRUSTS ANNUAL REPORT 2000     3)

FUND OVERVIEW CONTINUED

trusts. This process is complete in AXT with 100% of its holdings maturing before the termination in April 2001. In BXT and CXT, 64% and 48%, respectively, of their holdings mature within a year of the funds' terminations.

ALTHOUGH ALL THREE FUNDS' NET ASSET VALUES ARE SUBSTANTIALLY ABOVE THE $10 GOAL, WE ANTICIPATE THEY WILL TREND DOWNWARD AS THE PORTFOLIOS NEAR TERMINATION. Three factors cause this decline in NAV. First, because of the strategy of selling longer-term bonds as the funds near termination, the funds may realize gains that will be distributed to shareholders. Second, the shorter-term securities may not generate enough income to maintain the funds' distribution levels, which would cause the funds to dip into their dividend reserves. Because both the capital gains and the dividend reserves are part of the net asset value of the funds, the net asset values will decrease as these are paid out. Third, some of the bonds in the portfolios currently have market values greater than their maturity or redemption values. Over time their market prices will converge toward prices that are at or near their maturity or refunding prices. AXT provides a good example of how these
--------------------------------------------------------------------------------
NET ASSET VALUE SUMMARY OF COMMON SHARES

                                                          AXT           BXT         CXT
                                                       Inception     Inception   Inception
                                                       3/27/1991     9/26/1991   11/27/1992
Initial Offering Price                                   $10.00       $10.00       $10.00
-------------------------------------------------------------------------------------------
Initial Offering and Underwriting Expenses
(Common and Preferred Stock)                             -$0.67       -$0.66       -$0.67
-------------------------------------------------------------------------------------------
Accumulated Realized Gains on 12/31/2000                 +$0.33       +$0.01       +$0.00
-------------------------------------------------------------------------------------------
SUBTOTAL                                                  $9.66        $9.35        $9.33
-------------------------------------------------------------------------------------------

Dividend Reserve
(Undistributed Net Investment Income) on 12/31/2000      +$0.69       +$0.77       +$0.65
-------------------------------------------------------------------------------------------
Unrealized Appreciation on Investments on 12/31/2000     +$0.05       +$0.68       +$0.99
-------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE ON 12/31/2000                  $10.40       $10.80       $10.97
-------------------------------------------------------------------------------------------

(4     AMERICAN MUNICIPAL TERM TRUSTS ANNUAL REPORT 2000
factors will occur near fund termination as its net asset value was $10.66 six months ago and has trended downward to $10.40 as of December 31.

AS ALWAYS, WE THANK YOU FOR YOUR INVESTMENT IN THE AMERICAN MUNICIPAL TERM TRUSTS AND THE CONFIDENCE THAT YOU HAVE PLACED IN US AS FUND MANAGERS. If you are a shareholder of AXT, please watch for more information in the mail about the process for terminating your shares in April. To those shareholders, this will be the last shareholder report you receive from us regarding that fund. We are pleased that we will be able to exceed the objective of the fund and hope we have helped you achieve some of your financial goals. To the shareholders of BXT and CXT, we will continue to execute our strategy and closely monitor the net asset values and income streams of the funds. We currently see no events on the horizon that would cause us to fall short of those trusts' objectives.

--------------------------------------------------------------------------------
LIQUIDATION OF AXT

At a shareholder meeting held on August 3, 2000, shareholders approved the AXT plan of liquidation, which will occur on or about April 15, 2000. At such time, portfolio securities and other assets of the fund will be sold, creditors will be paid or reserves for such payments will be made, and the net proceeds of such sales will be distributed to common shareholders in cash.

PREFERRED STOCK

The preferred stock issued by BXT and CXT pays dividends at a specified rate and has preference over common stock in the payments of dividends and the liquidation of assets. Rates paid on preferred stock are reset every seven days and are based on short-term, tax-exempt interest rates. Preferred shareholders accept these short-term rates in exchange for low credit risk (shares of preferred stock are rated AAA by Moody's and S&P) and high liquidity (shares of preferred stock trade at par and are remarketed every seven days). The proceeds from the sale of preferred stock are invested at intermediate- and long-term tax-exempt rates. Because these intermediate- and long-term rates are normally higher than the short-term rates paid on preferred stock, common shareholders benefit by receiving higher dividends and/or an increase to the dividend reserve. However, the risk of having preferred stock is that if short-term rates rise higher than intermediate- and long-term rates, creating an inverted yield curve, common shareholders may receive a lower rate of return than if their fund did not have any preferred stock outstanding. This type of economic environment is unusual and historically has been short term in nature. Investors should also be aware that the issuance of preferred stock results in the leveraging of common stock, which increases the volatility of both the NAV of the fund and the market value of shares of common stock.

                      AMERICAN MUNICIPAL TERM TRUSTS ANNUAL REPORT 2000     5)

FUND OVERVIEW CONTINUED

PORTFOLIO COMPOSITION
As a percentage of total assets on December 31, 2000

AMERICAN MUNICIPAL TERM TRUST

[Pie Chart]

Utility Revenue                                  10%

Transportation Revenue                            1%

Education Revenue                                 1%

Tax Revenue                                       2%

General Obligations                              10%

Tax-Exempt Commercial Paper                      28%

IDR Pollution Control Revenue                     5%

Health Care Revenue                               7%

Other Assets                                      1%

Short-Term                                       29%

Housing Revenue                                   2%

Preferred Stock                                   4%

AMERICAN MUNICIPAL TERM TRUST II

[Pie Chart]

Education Revenue                                12%

Health Care Revenue                              22%

Industrial Development Revenue                    5%

Housing Revenue                                   6%

Short Term                                        1%

Miscellaneous Revenue                             2%

Tax Revenue                                       6%

General Obligations                              19%

Transportation Revenue                            3%

Other Assets                                      2%

Utility Revenue                                  16%

IDR Pollution Control Revenue                     4%

Financial Authority                               2%

AMERICAN MUNICIPAL TERM TRUST III

[Pie Chart]

Housing Revenue                                   5%

Building Revenue                                  3%

Short Term                                        1%

Utility Revenue                                  32%

Health Care Revenue                              22%

IDR Pollution Control Revenue                     9%

General Obligations                              19%

Other Assets                                      2%

Education Revenue                                 7%

(6     AMERICAN MUNICIPAL TERM TRUSTS ANNUAL REPORT 2000

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES  December 31, 2000
 ................................................................................

                                                                AMERICAN      AMERICAN        AMERICAN
                                                               MUNICIPAL      MUNICIPAL      MUNICIPAL
                                                               TERM TRUST   TERM TRUST II  TERM TRUST III
                                                              ------------  -------------  --------------
ASSETS:
Investments in securities at market value* (note 2)  .......  $87,313,582   $115,183,885    $ 83,830,495
Cash in bank on demand deposit  ............................        5,312             --          92,100
Accrued interest receivable  ...............................    1,133,857      1,765,162       1,150,099
Other assets  ..............................................        8,447          4,588           7,122
                                                              -----------   ------------    ------------
  Total assets  ............................................   88,461,198    116,953,635      85,079,816
                                                              -----------   ------------    ------------
LIABILITIES:
Common stock dividends payable (note 2)  ...................      534,356        380,296         251,750
Preferred stock dividends payable (note 3)  ................           --         30,715          22,082
Accrued investment management fee  .........................       14,806         24,634          17,905
Accrued administrative fee  ................................       13,734         11,318           9,006
Bank overdraft  ............................................           --          9,592              --
Other accrued expenses  ....................................        8,519         25,248          18,160
                                                              -----------   ------------    ------------
  Total liabilities  .......................................      571,415        481,803         318,903
                                                              -----------   ------------    ------------
  Net assets applicable to outstanding capital stock  ......  $87,889,783   $116,471,832    $ 84,760,913
                                                              ===========   ============    ============
COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital (common and
  preferred stock)  ........................................  $78,933,111   $105,777,741    $ 76,083,608
Undistributed net investment income  .......................    5,801,447      5,696,727       3,469,885
Accumulated net realized gain (loss) on investments  .......    2,759,321         65,315          (5,736)
Net unrealized appreciation of investments  ................      395,904      4,932,049       5,213,156
                                                              -----------   ------------    ------------
  Total - representing net assets applicable to outstanding
    capital stock  .........................................  $87,889,783   $116,471,832    $ 84,760,913
                                                              ===========   ============    ============
* Investments in securities at identified cost  ............  $86,917,678   $110,251,836    $ 78,617,339
                                                              ===========   ============    ============
NET ASSET VALUE AND MARKET PRICE OF COMMON STOCK:
Net assets applicable to common stock  .....................  $87,889,783   $ 79,471,832    $ 58,160,913
Shares of common stock outstanding (authorized 200 million
  shares for each fund of $0.01 par value)  ................    8,455,000      7,355,820       5,300,000
Net asset value  ...........................................  $     10.40   $      10.80    $      10.97
Market price  ..............................................  $     10.25   $      10.44    $      10.44
LIQUIDATION PREFERENCE OF PREFERRED STOCK:
Net assets applicable to preferred stock (note 3)  .........           --   $ 37,000,000    $ 26,600,000
Shares of preferred stock outstanding (authorized 1 million
  shares for each fund)  ...................................           --          1,480           1,064
Liquidation preference per share  ..........................           --   $     25,000    $     25,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

             2000 Annual Report  7  American Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS  For the Year Ended December 31, 2000
 ................................................................................

                                                                AMERICAN      AMERICAN        AMERICAN
                                                               MUNICIPAL      MUNICIPAL      MUNICIPAL
                                                               TERM TRUST   TERM TRUST II  TERM TRUST III
                                                              ------------  -------------  --------------
INCOME:
Interest  ..................................................  $ 6,855,472    $ 7,018,452     $4,849,322
                                                              -----------    -----------     ----------

EXPENSES (NOTE 5):
Investment management fee  .................................      293,278        290,908        209,527
Administrative fee  ........................................      234,622        232,727        167,623
Remarketing agent fee  .....................................       57,423         92,752         66,682
Custodian and accounting fees  .............................       18,164         17,865         13,090
Transfer agent fees  .......................................       26,436         25,717         26,115
Reports to shareholders  ...................................       40,617         28,969         23,117
Directors' fees  ...........................................        2,134          2,009          2,009
Audit and legal fees  ......................................       33,505         33,305         33,305
Other expenses  ............................................       54,999         54,192         46,264
                                                              -----------    -----------     ----------
  Total expenses  ..........................................      761,178        778,444        587,732
                                                              -----------    -----------     ----------

  Net investment income  ...................................    6,094,294      6,240,008      4,261,590
                                                              -----------    -----------     ----------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on investments (note 4)  ..........    3,302,123        211,392         (5,736)
Unrealized appreciation (depreciation) of investments  .....   (4,576,325)      (176,757)     1,104,403
                                                              -----------    -----------     ----------

  Net gain (loss) on investments  ..........................   (1,274,202)        34,635      1,098,667
                                                              -----------    -----------     ----------
    Net increase in net assets resulting from
      operations  ..........................................  $ 4,820,092    $ 6,274,643     $5,360,257
                                                              ===========    ===========     ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

             2000 Annual Report  8  American Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                  AMERICAN MUNICIPAL
                                                                      TERM TRUST
                                                              --------------------------
                                                               Year Ended    Year Ended
                                                                12/31/00      12/31/99
                                                              ------------  ------------
OPERATIONS:
Net investment income  .....................................  $  6,094,294  $  7,599,559
Net realized gain on investments  ..........................     3,302,123        26,322
Unrealized depreciation of investments  ....................    (4,576,325)   (5,538,169)
                                                              ------------  ------------

  Net increase in net assets resulting from operations  ....     4,820,092     2,087,712
                                                              ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
    Common stock dividends  ................................    (5,806,049)   (6,200,897)
    Preferred stock dividends  .............................    (1,160,210)   (1,424,980)
From net realized gains:
    Common stock dividends  ................................      (570,713)      (21,983)
    Preferred stock dividends  .............................            --        (4,930)
                                                              ------------  ------------
  Total distributions  .....................................    (7,536,972)   (7,652,790)
                                                              ------------  ------------

CAPITAL SHARE TRANSACTIONS: (NOTE 6):
Decrease in net assets from capital share transactions  ....   (42,500,000)           --
                                                              ------------  ------------

  Total decrease in net assets  ............................   (45,216,880)   (5,565,078)

Net assets at beginning of year  ...........................   133,106,663   138,671,741
                                                              ------------  ------------

Net assets at end of year  .................................  $ 87,889,783  $133,106,663
                                                              ============  ============

Undistributed net investment income  .......................  $  5,801,447  $  6,701,323
                                                              ============  ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

             2000 Annual Report  9  American Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                  AMERICAN MUNICIPAL
                                                                    TERM TRUST II
                                                              --------------------------
                                                               Year Ended    Year Ended
                                                                12/31/00      12/31/99
                                                              ------------  ------------
OPERATIONS:
Net investment income  .....................................  $  6,240,008  $  6,508,346
Net realized gain on investments  ..........................       211,392         4,500
Unrealized depreciation of investments  ....................      (176,757)   (5,324,104)
                                                              ------------  ------------

  Net increase in net assets resulting from operations  ....     6,274,643     1,188,742
                                                              ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
    Common stock dividends  ................................    (4,798,937)   (5,277,801)
    Preferred stock dividends  .............................    (1,480,904)   (1,272,842)
From net realized gains:
    Common stock dividends  ................................      (108,866)       (3,678)
    Preferred stock dividends  .............................       (39,500)         (870)
                                                              ------------  ------------
  Total distributions  .....................................    (6,428,207)   (6,555,191)
                                                              ------------  ------------

  Total decrease in net assets  ............................      (153,564)   (5,366,449)

Net assets at beginning of year  ...........................   116,625,396   121,991,845
                                                              ------------  ------------

Net assets at end of year  .................................  $116,471,832  $116,625,396
                                                              ============  ============

Undistributed net investment income  .......................  $  5,696,727  $  5,738,849
                                                              ============  ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

             2000 Annual Report  10  American Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                  AMERICAN MUNICIPAL
                                                                    TERM TRUST III
                                                              --------------------------
                                                               Year Ended    Year Ended
                                                                12/31/00      12/31/99
                                                              ------------  ------------
OPERATIONS:
Net investment income  .....................................  $ 4,261,590   $ 4,375,395
Net realized gain (loss) on investments  ...................       (5,736)       21,203
Unrealized appreciation (depreciation) of investments  .....    1,104,403    (4,285,205)
                                                              -----------   -----------

  Net increase in net assets resulting from operations  ....    5,360,257       111,393
                                                              -----------   -----------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
    Common stock dividends  ................................   (3,121,700)   (3,021,000)
    Preferred stock dividends  .............................   (1,045,368)     (833,052)
From net realized gains:
    Common stock dividends  ................................           --       (17,490)
    Preferred stock dividends  .............................           --        (5,850)
                                                              -----------   -----------
  Total distributions  .....................................   (4,167,068)   (3,877,392)
                                                              -----------   -----------

  Total increase (decrease) in net assets  .................    1,193,189    (3,765,999)

Net assets at beginning of year  ...........................   83,567,724    87,333,723
                                                              -----------   -----------

Net assets at end of year  .................................  $84,760,913   $83,567,724
                                                              ===========   ===========

Undistributed net investment income  .......................  $ 3,469,385   $ 3,375,363
                                                              ===========   ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

             2000 Annual Report  11  American Municipal Term Trusts

               NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) ORGANIZATION
 ............................
                American Municipal Term Trust Inc. (AXT), American Municipal Term Trust Inc. II (BXT) and American Municipal Term Trust Inc. III (CXT) (the funds) are registered under the Investment Company Act of 1940 (as amended) as diversified, closed-end management investment companies. AXT, BXT and CXT expect to terminate operations and distribute all of their net assets to shareholders on or shortly before April 15, 2001, April 15, 2002, and April 15, 2003, respectively, although termination may be extended to a date no later than April 15, 2007, and April 15, 2008, for BXT and CXT, respectively. The funds invest primarily in investment grade municipal obligations including municipal zero-coupon securities. Fund shares are listed on the New York Stock Exchange under the symbols AXT, BXT and CXT, respectively.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ............................
                INVESTMENTS IN SECURITIES
                Portfolio securities for which market quotations are readily available are valued at current market value. If market quotations or valuations are not readily available, or if such quotations or valuations are believed to be inaccurate, unreliable or not reflective of market value, portfolio securities are valued according to procedures adopted by the funds' board of directors in good faith at "fair value", that is, a price that the fund might reasonably expect to receive for the security or other asset upon its current sale.

                The current market value of certain fixed income securities is provided by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained

--------------------------------------------------------------------------------

             2000 Annual Report  12  American Municipal Term Trusts

--------------------------------------------------------------------------------
                from one or more dealers that make markets in the securities or from a widely-used quotation system. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

                Securities transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Interest income, including amortization of bond discount and premium, is recorded on an accrual basis.

                SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
                Delivery and payment for securities that have been purchased by the funds on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The funds segregate, with their custodian, assets with a market value equal to the amount of their purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the funds' net asset values if the funds make such purchases while remaining substantially fully invested. As of December 31, 2000, the funds had no outstanding when-issued or forward-commitments.

                FEDERAL TAXES
                Each fund is treated separately for federal income tax purposes. Each fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The funds also intend to distribute their taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

                Net investment income and net realized gains and losses may differ for financial statement and tax purposes primarily because
--------------------------------------------------------------------------------

             2000 Annual Report  13  American Municipal Term Trusts

--------------------------------------------------------------------------------
                of market discount amortization and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the funds.

                On the statements of assets and liabilities, as a result of permanent book-to-tax differences, reclassification adjustments have been made as follows:

                                           AMERICAN     AMERICAN        AMERICAN
                                          MUNICIPAL     MUNICIPAL      MUNICIPAL
                                          TERM TRUST  TERM TRUST II  TERM TRUST III
                                          ----------  -------------  --------------
Decrease undistributed net
  investment income ....................   $27,911       $2,289        $      --
Increase accumulated net realized gain
  on investments .......................    27,911        2,289        $      --

                DISTRIBUTIONS TO SHAREHOLDERS
                Distributions from net investment income are made monthly for common shareholders and weekly for preferred shareholders. Common stock distributions are recorded as of the close of business on the ex-dividend date and preferred stock dividends are accrued daily. Per share common stock distributions of $0.0632, $0.0517 and $0.0475, for American Municipal Term Trust Inc., American Municipal Term Trust Inc. II and American Municipal Term Trust Inc. III, respectively, were declared in December and are payable in January. Net realized gains distributions, if any, will be made at least annually. Distributions are payable in cash or, for common shareholders pursuant to the funds' dividend reinvestment plans, reinvested in additional shares of the funds' common stock. Under the plans, common shares will be purchased in the open market.

--------------------------------------------------------------------------------

             2000 Annual Report  14  American Municipal Term Trusts

--------------------------------------------------------------------------------

                REPURCHASE AGREEMENTS AND OTHER SHORT-TERM SECURITIES
                For repurchase agreements entered into with certain broker-dealers, the funds, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate balance of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the funds' custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the funds in the event of a default. In addition to repurchase agreements, the funds may invest in money market funds advised by the funds' advisor.

                USE OF ESTIMATES
                The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) REMARKETED
    PREFERRED
    STOCK
 ............................
                American Municipal Term Trust Inc. II and American Municipal Term Trust Inc. III have issued and, as of December 31, 2000, have outstanding 1,480 shares and 1,064 shares, respectively, of remarketed preferred stock (RP) with a liquidation preference of $25,000 per share for each fund. The dividend rate on the RP is adjusted every seven days as determined by the remarketing agent. On December 31, 2000, the dividend rates were 5.05% for both American Municipal Term Trust Inc. II and American Municipal Term Trust Inc. III.

                RP is a registered trademark of Merrill Lynch & Company (Merrill Lynch).

--------------------------------------------------------------------------------

             2000 Annual Report  15  American Municipal Term Trusts

--------------------------------------------------------------------------------

(4) INVESTMENT
    SECURITY
    TRANSACTIONS
 ............................
                Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the year ended December 31, 2000, were as follows:

                                            AMERICAN      AMERICAN        AMERICAN
                                           MUNICIPAL      MUNICIPAL      MUNICIPAL
                                           TERM TRUST   TERM TRUST II  TERM TRUST III
                                          ------------  -------------  --------------
Purchases ..............................  $ 21,427,448   $16,992,024      $545,073
Proceeds from sales ....................   112,438,804    19,092,948       478,962

(5) EXPENSES
 ............................
                INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
                The funds have entered into the following agreements with U.S. Bank National Association (U.S. Bank) acting through its division, First American Asset Management (the advisor and administrator):

                Each fund's investment advisory agreement provides the advisor with a monthly investment management fee in an amount equal to an annualized percentage of 0.25% of the fund's average weekly net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the total assets of the fund). For its fee, the advisor provides investment advice and, in general, conducts the management and investment activity of the fund.

                Each fund's administration agreement provides the administrator with a monthly fee in an amount equal to an annualized percentage of 0.20% of the fund's average weekly net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the total assets of the fund). For its fee, the administrator provides regulatory reporting and record-keeping services for the fund. In addition, each fund pays the administrator a fee for transfer agency and dividend disbursement services.

                REMARKETING AGENT FEE
                Each fund has entered into a remarketing agreement with Merrill Lynch (the remarketing agent). Each remarketing

--------------------------------------------------------------------------------

             2000 Annual Report  16  American Municipal Term Trusts

--------------------------------------------------------------------------------
                agreement provides the remarketing agent with a monthly fee in an amount equal to an annualized rate of 0.25% of the fund's average amount of RP outstanding. For its fee, the remarketing agent will remarket shares of RP tendered to it, on behalf of shareholders thereof, and will determine the applicable dividend rate for each seven-day dividend period.

                OTHER FEES AND EXPENSES
                In addition to the investment management, administrative and the remarketing agent fees, the funds are responsible for paying most other operating expenses including: outside directors' fees and expenses; custodian and accounting fees; registration fees; printing and shareholder reports; legal and auditing services; insurance; interest; taxes and other miscellaneous expenses.

                During the year ended December 31, 2000, American Municipal Term Trust Inc., American Municipal Term Trust Inc. II and American Municipal Term Trust Inc. III paid $18,177, $17,468 and $12,567, respectively, to U.S. Bank for custody services.

(6) CAPITAL SHARE
    TRANSACTIONS
 ............................
                In preparation for the termination and liquidation of American Municipal Term Trust Inc. on or about April 15, 2001, the fund redeemed all outstanding shares of its preferred stock at a redemption price of $25,000 per share plus accumulated, but unpaid, dividends through the redemption date. The fund redeemed the following shares of preferred stock:

   DATE    SHARES     COST
 --------  ------  -----------
  7/13/00    800   $20,000,000
  8/24/00    200     5,000,000
 10/12/00    700    17,500,000
           -----   -----------
           1,700   $42,500,000
           =====   ===========

(7) CAPITAL LOSS
    CARRYOVER
 ............................
                For federal income tax purposes, American Municipal Term Trust Inc. III had capital loss carryovers at December 31, 2000, of $5,736 which, if not offset by subsequent capital gains, will expire on December 31, 2008. It is unlikely the board of

--------------------------------------------------------------------------------

             2000 Annual Report  17  American Municipal Term Trusts

--------------------------------------------------------------------------------
                directors will authorize a distribution of any net realized capital gains until the available capital loss carryovers have been offset or expire.

(8) PENDING
    ACQUISITION
 ............................
                On October 4, 2000, U.S. Bancorp, the parent company of the funds' investment advisor, announced that it had entered into an agreement to be acquired by Firstar Corporation. It is anticipated that this acquisition will be completed in the first quarter of 2001, subject to regulatory approval, the approval of U.S. Bancorp shareholders, and the satisfaction of customary closing conditions.

--------------------------------------------------------------------------------

             2000 Annual Report  18  American Municipal Term Trusts

--------------------------------------------------------------------------------

(9) FINANCIAL
    HIGHLIGHTS
 ............................
                Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN MUNICIPAL TERM TRUST

                                                                        Year Ended December 31,
                                                              --------------------------------------------
                                                               2000    1999    1998(g)     1997     1996
                                                              ------  ------  ----------  -------  -------
PER-SHARE DATA
Net asset value, common stock, beginning of period .........  $10.72  $11.37    $11.51    $11.52   $11.83
                                                              ------  ------    ------    ------   ------
Operations:
  Net investment income ....................................    0.72    0.90      0.90      0.91     0.93
  Net realized and unrealized gains (losses)
    on investments .........................................   (0.14)  (0.65)    (0.12)    (0.02)   (0.35)
                                                              ------  ------    ------    ------   ------
    Total from operations ..................................    0.58    0.25      0.78      0.89     0.58
                                                              ------  ------    ------    ------   ------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders ............................   (0.69)  (0.73)    (0.65)    (0.65)   (0.65)
    Paid to preferred shareholders .........................   (0.14)  (0.17)    (0.16)    (0.17)   (0.17)
  From net realized gains
    Paid to common shareholders ............................   (0.07)     --     (0.08)    (0.06)   (0.05)
    Paid to preferred shareholders .........................      --      --     (0.03)    (0.02)   (0.02)
                                                              ------  ------    ------    ------   ------
  Total distributions to shareholders ......................   (0.90)  (0.90)    (0.92)    (0.90)   (0.89)
                                                              ------  ------    ------    ------   ------
Net asset value, common stock, end of period ...............  $10.40  $10.72    $11.37    $11.51   $11.52
                                                              ======  ======    ======    ======   ======
Market value, common stock, end of period ..................  $10.25  $10.25    $11.56    $11.50   $11.25
                                                              ======  ======    ======    ======   ======
SELECTED INFORMATION
Total return, common stock, net asset value (a) ............    4.16%   0.76%     5.37%     6.22%    3.47%
Total return, common stock, market value (b) ...............    7.35%  (5.17)%     7.11%    8.89%    9.06%
Net assets at end of period (in millions) ..................  $   88  $  133    $  139    $  140   $  140
Ratio of expenses to average weekly net assets applicable to
  common stock (c) .........................................    0.65%   0.95%     0.90%     0.90%    0.91%
Ratio of net investment income to average weekly net assets
  applicable to common stock (d)(e) ........................    4.20%   6.58%     6.40%     6.39%    6.57%
Portfolio turnover rate (excluding
  short-term securities) ...................................      20%      4%        8%        4%       9%
Remarketed preferred stock outstanding end of period
  (in millions) ............................................  $   --  $   43    $   43    $   43   $   43
Asset coverage per share (in thousands) (f) ................      --      78        82        82       82
Liquidation preference and market value per share
  (in thousands) ...........................................      --      25        25        25       25

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.65%, 0.66%, 0.63%, 0.63% AND 0.64% FOR THE FISCAL YEARS 2000, 1999, 1998, 1997 AND
     1996, RESPECTIVELY. DIVIDEND PAYMENTS TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(d) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON STOCK.
(e) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 5.19%, 5.57%, 5.43%, 5.49% AND 5.59% FOR FISCAL YEARS 2000, 1999, 1998, 1997 AND
     1996, RESPECTIVELY.
(f)  REPRESENTS TOTAL NET ASSETS DIVIDED BY PREFERRED STOCK OUTSTANDING.
(g) EFFECTIVE AUGUST 10, 1998, THE ADVISOR WAS CHANGED FROM PIPER CAPITAL MANAGEMENT INCORPORATED TO U.S. BANK.

--------------------------------------------------------------------------------

             2000 Annual Report  19  American Municipal Term Trusts

--------------------------------------------------------------------------------

(9) FINANCIAL
    HIGHLIGHTS
 ............................
                Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN MUNICIPAL TERM TRUST II

                                                                        Year Ended December 31,
                                                              --------------------------------------------
                                                               2000    1999    1998(g)     1997     1996
                                                              ------  ------  ----------  -------  -------
PER-SHARE DATA
Net asset value, common stock, beginning of period .........  $10.82  $11.55    $11.60    $11.43   $11.71
                                                              ------  ------    ------    ------   ------
Operations:
  Net investment income ....................................    0.84    0.88      0.89      0.89     0.90
  Net realized and unrealized gains (losses)
    on investments .........................................    0.01   (0.72)    (0.09)     0.14    (0.35)
                                                              ------  ------    ------    ------   ------
    Total from operations ..................................    0.85    0.16      0.80      1.03     0.55
                                                              ------  ------    ------    ------   ------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders ............................   (0.65)  (0.72)    (0.62)    (0.62)   (0.62)
    Paid to preferred shareholders .........................   (0.20)  (0.17)    (0.18)    (0.17)   (0.17)
  From net realized gains
    Paid to common shareholders ............................   (0.01)     --     (0.04)    (0.05)   (0.03)
    Paid to preferred shareholders .........................   (0.01)     --     (0.01)    (0.02)   (0.01)
                                                              ------  ------    ------    ------   ------
  Total distributions to shareholders ......................   (0.87)  (0.89)    (0.85)    (0.86)   (0.83)
                                                              ------  ------    ------    ------   ------
Net asset value, common stock, end of period ...............  $10.80  $10.82    $11.55    $11.60   $11.43
                                                              ======  ======    ======    ======   ======
Market value, common stock, end of period ..................  $10.44  $10.13    $11.56    $11.38   $10.75
                                                              ======  ======    ======    ======   ======
SELECTED INFORMATION
Total return, common stock, net asset value (a) ............    6.16%  (0.13)%     5.36%    7.57%    3.33%
Total return, common stock, market value (b) ...............    9.86%  (6.49)%     7.65%   12.46%    7.66%
Net assets at end of period (in millions) ..................  $  116  $  117    $  122    $  122   $  121
Ratio of expenses to average weekly net assets applicable to
  common stock (c) .........................................    0.98%   0.97%     0.89%     0.91%    0.92%
Ratio of net investment income to average weekly net assets
  applicable to common stock (d)(e) ........................    6.00%   6.33%     6.12%     6.21%    6.41%
Portfolio turnover rate (excluding
  short-term securities) ...................................      15%      2%        2%        6%       6%
Remarketed preferred stock outstanding end of period
  (in millions) ............................................  $   37  $   37    $   37    $   37   $   37
Asset coverage per share (in thousands) (f) ................      79      79        82        83       82
Liquidation preference and market value per share
  (in thousands) ...........................................      25      25        25        25       25

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.67%, 0.67%, 0.62%, 0.64% AND 0.64% FOR FISCAL YEARS 2000, 1999, 1998, 1997 AND 1996,
     RESPECTIVELY. DIVIDEND PAYMENTS TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(d) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON STOCK.
(e) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 5.36%, 5.44%, 5.32%, 5.36% AND 5.48% FOR FISCAL YEARS 2000, 1999, 1998, 1997 AND
     1996, RESPECTIVELY.
(f)  REPRESENTS TOTAL NET ASSETS DIVIDED BY PREFERRED STOCK OUTSTANDING.
(g) EFFECTIVE AUGUST 10, 1998, THE ADVISOR WAS CHANGED FROM PIPER CAPITAL MANAGEMENT INCORPORATED TO U.S. BANK.

--------------------------------------------------------------------------------

             2000 Annual Report  20  American Municipal Term Trusts

--------------------------------------------------------------------------------

(9) FINANCIAL
    HIGHLIGHTS
 ............................
                Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN MUNICIPAL TERM TRUST III

                                                                        Year Ended December 31,
                                                              --------------------------------------------
                                                               2000    1999    1998(g)     1997     1996
                                                              ------  ------  ----------  -------  -------
PER-SHARE DATA
Net asset value, common stock, beginning of period .........  $10.75  $11.46    $11.39    $10.92   $11.11
                                                              ------  ------    ------    ------   ------
Operations:
  Net investment income ....................................    0.81    0.83      0.81      0.82     0.83
  Net realized and unrealized gains (losses)
    on investments .........................................    0.20   (0.81)     0.08      0.47    (0.27)
                                                              ------  ------    ------    ------   ------
  Total from operations ....................................    1.01    0.02      0.89      1.29     0.56
                                                              ------  ------    ------    ------   ------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders ............................   (0.59)  (0.57)    (0.57)    (0.57)   (0.57)
    Paid to preferred shareholders .........................   (0.20)  (0.16)    (0.17)    (0.16)   (0.18)
  From net realized gains
    Paid to common shareholders ............................      --      --     (0.06)    (0.07)      --
    Paid to preferred shareholders .........................      --      --     (0.02)    (0.02)      --
                                                              ------  ------    ------    ------   ------
  Total distributions to shareholders ......................   (0.79)  (0.73)    (0.82)    (0.82)   (0.75)
                                                              ------  ------    ------    ------   ------
Net asset value, common stock, end of period ...............  $10.97  $10.75    $11.46    $11.39   $10.92
                                                              ======  ======    ======    ======   ======
Market value, common stock, end of period ..................  $10.44  $ 9.94    $11.25    $10.94   $10.38
                                                              ======  ======    ======    ======   ======
SELECTED INFORMATION
Total return, common stock, net asset value (a) ............    7.73%  (1.23)%     6.28%   10.42%    3.65%
Total return, common stock, market value (b) ...............   11.19%  (6.81)%     8.86%   11.93%    8.38%
Net assets at end of period (in millions) ..................  $   85  $   84    $   87    $   87   $   84
Ratio of expenses to average weekly net assets applicable to
  common stock (c) .........................................    1.03%   1.03%     0.95%     0.99%    1.01%
Ratio of net investment income to average weekly net assets
  applicable to common stock (d)(e) ........................    5.62%   5.98%     5.67%     5.91%    6.08%
Portfolio turnover rate (excluding
  short-term securities) ...................................       1%      1%        5%        7%       3%
Remarketed preferred stock outstanding end of period
  (in millions) ............................................  $   27  $   27    $   27    $   27   $   27
Asset coverage per share (in thousands) (f) ................      80      78        82        82       79
Liquidation preference and market value per share
  (in thousands) ...........................................      25      25        25        25       25

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.70%, 0.71%, 0.66%, 0.68% AND 0.69% FOR FISCAL YEARS 2000, 1999, 1998, 1997 AND 1996,
     RESPECTIVELY. DIVIDEND PAYMENTS TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(d) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON STOCK.
(e) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 5.08%, 5.10%, 4.94%, 5.09% AND 5.26% FOR FISCAL YEARS 2000, 1999, 1998, 1997 AND
     1996, RESPECTIVELY.
(f)  REPRESENTS TOTAL NET ASSETS DIVIDED BY PREFERRED STOCK OUTSTANDING.
(g) EFFECTIVE AUGUST 10, 1998, THE ADVISOR WAS CHANGED FROM PIPER CAPITAL MANAGEMENT INCORPORATED TO U.S. BANK

--------------------------------------------------------------------------------

             2000 Annual Report  21  American Municipal Term Trusts

INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST                                   December 31, 2000
 .....................................................................................

                                                            Principal        Market
Description of Security                                      Amount         Value (a)
---------------------------------------------------------  -----------     -----------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (37.8%):
  COLORADO (2.2%):
    Health Care Facility (FSA) (Prerefunded to 2/15/01 at
      102), 7.25%, 2/15/16 ..............................  $1,925,000(d)   $ 1,971,027
                                                                           -----------

  GEORGIA (3.3%):
    Municipal Electric Authority (MBIA) (Prerefunded to
      1/1/01 at 102), 7.00%, 1/1/16 .....................   2,840,000(d)     2,897,254
                                                                           -----------

  ILLINOIS (4.7%):
    Chicago Motor Fuel Tax (AMBAC) (Prerefunded to 1/1/01
      at 102), 7.10%, 1/1/11 ............................   1,525,000(d)     1,555,744
    Health Facility-Evangelical Hospital (FSA)
      (Prerefunded to 1/1/01 at 102), 7.13%, 1/1/21 .....   2,500,000(d)     2,550,400
                                                                           -----------
                                                                             4,106,144
                                                                           -----------

  INDIANA (4.0%):
    Hamilton S.E. School Building Corporation (AMBAC)
      (Prerefunded to 1/1/01 at 102), 7.00%, 7/1/08 .....   3,445,000(d)     3,514,451
                                                                           -----------

  MASSACHUSETTS (2.0%):
    Peabody Anticipation Notes, 4.50%, 2/15/01 ..........   1,725,000        1,725,966
                                                                           -----------

  MINNESOTA (6.9%):
    Public Facilities Authority, 4.50%, 3/1/01 ..........   4,100,000        4,103,362
    St. Louis Park Independent School District No. 283
      (Callable 8/1/01 at 100), 5.90%, 2/1/04 ...........   1,000,000        1,001,590
    Washington County Housing and Redevelopment
      Authority, 6.50%, 2/1/01 ..........................   1,000,000        1,002,170
                                                                           -----------
                                                                             6,107,122
                                                                           -----------

  NEBRASKA (1.2%):
    Hospital Lease Investment Financing (MBIA)
      (Prerefunded to 3/1/01 at 102), 7.00%, 3/1/06 .....   1,000,000(d)     1,024,930
                                                                           -----------

  PENNSYLVANIA (1.1%):
    Higher Education-Duquesne University (MBIA)
      (Prerefunded to 4/1/01 at 100), 7.00%, 4/1/10 .....   1,000,000(d)     1,007,550
                                                                           -----------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             2000 Annual Report  22  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                            Principal        Market
Description of Security                                    Amount/Shares    Value (a)
---------------------------------------------------------  -----------     -----------
  RHODE ISLAND (1.7%):
    Rhode Island Housing and Mortgage Finance, AMT,
      3.65%, 3/30/01                                       $1,500,000(b)   $ 1,496,475
                                                                           -----------

  SOUTH CAROLINA (0.7%):
    South Carolina State, 5.80%, 3/1/01 .................     600,000          601,830
                                                                           -----------

  TENNESSEE (2.3%):
    Bristol Health and Education Facility (FGIC)
      (Prerefunded to 3/1/01 at 102), 7.00%, 9/1/11 .....   1,000,000(d)     1,024,860
    Memphis-Shelby County Airport Authority (MBIA), AMT,
      5.25%, 2/15/01 ....................................   1,000,000(b)     1,001,200
                                                                           -----------
                                                                             2,026,060
                                                                           -----------

  TEXAS (1.9%):
    Dallas County (Callable 2/15/01 at 100),
      6.40%, 8/15/03 ....................................     750,000          752,302
    Lower Colorado River Authority (AMBAC) (Prerefunded
      to 1/1/01 at 102), 7.00%, 1/1/11 ..................     885,000(d)       902,842
                                                                           -----------
                                                                             1,655,144
                                                                           -----------

  WASHINGTON (5.8%):
    Public Power Supply System (Prerefunded to 1/1/01 at
      102), 7.63%, 7/1/10 ...............................   5,000,000(d)     5,100,950
                                                                           -----------

      Total Municipal Long-Term Securities
        (cost: $32,843,587) .............................                   33,234,903
                                                                           -----------

PREFERRED STOCK (4.1%):
    Muniholdings Insurance Fund .........................          16          400,000
    Nuveen DVD Advantage Muni ...........................          40        1,000,000
    Nuveen PA Inv Qlty Muni .............................          88        2,200,000
                                                                           -----------

      Total Preferred Stock
        (cost: $3,600,000) ..............................                    3,600,000
                                                                           -----------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             2000 Annual Report  23  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                            Principal        Market
Description of Security                                      Amount         Value (a)
---------------------------------------------------------  -----------     -----------

MUNICIPAL SHORT-TERM SECURITIES (57.3%):
  COLORADO (14.1%):
    Colorado Springs-YMCA of Pikes Peak,
      4.20%, 11/1/20 ....................................  $2,400,000(c)   $ 2,400,000
    Inter Mountain Power Tax-Exempt Commercial Paper,
      4.10%, 4/10/01 ....................................  10,000,000       10,000,000
                                                                           -----------
                                                                            12,400,000
                                                                           -----------

  DISTRICT OF COLUMBIA (4.5%):
    National Academy of Sciences Tax-Exempt Commerical
      Paper, 4.10%, 4/9/01 ..............................   4,000,000        4,000,000
                                                                           -----------

  IOWA (5.0%):
    Webster County Iowa Education Facilities,
      4.85%, 7/1/20 .....................................   4,400,000(c)     4,400,000
                                                                           -----------

  LOUISIANA (5.0%):
    Louisiana PFA Tax-Exempt Commercial Paper,
      4.10%, 4/9/01 .....................................   4,400,000        4,401,188
                                                                           -----------

  MINNESOTA (7.0%):
    Hennepin County Minnesota General Obligation,
      4.70%, 12/1/10 ....................................     500,000(c)       500,000
    Mankota, Minnesota Revenue, 4.55%, 11/1/15 ..........   4,250,000(c)     4,250,000
    Minneapolis Judgement, 4.05%, 12/1/10 ...............   1,400,000(c)     1,400,000
                                                                           -----------
                                                                             6,150,000
                                                                           -----------

  NEW YORK (7.6%):
    New York City, NY, Subseries B-2, 4.85%, 8/15/19 ....   2,400,000(c)     2,400,000
    New York State Energy & Development Authority,
      5.20%, 7/1/27 .....................................   4,250,000(c)     4,250,000
                                                                           -----------
                                                                             6,650,000
                                                                           -----------

  TENNESSEE (1.1%):
    Shelby County Health Baptist Tax-Exempt Commerical
      Paper, 4.20%, 4/9/01 ..............................   1,000,000        1,000,000
                                                                           -----------

  TEXAS (10.7%):
    Harris County, 5.25%, 10/1/17 .......................   4,400,000(c)     4,400,000
    Texas PFA Tax-Exempt Commercial Paper,
      4.25%, 4/9/01 .....................................   5,000,000        5,003,400
                                                                           -----------
                                                                             9,403,400
                                                                           -----------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             2000 Annual Report  24  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                            Principal        Market
Description of Security                                    Amount/Shares    Value (a)
---------------------------------------------------------  -----------     -----------

  WASHINGTON (2.3%):
    Washington State Health Care Facilities Authority,
      5.25%, 1/1/18-1/1/29 ..............................  $2,030,000(c)   $ 2,030,000
                                                                           -----------
                                                                             2,030,000
                                                                           -----------

      Total Municipal Short-Term Securities
        (cost: $50,430,000) .............................                   50,434,588
                                                                           -----------

RELATED PARTY MONEY MARKET FUND (0.1%):
    First American Tax Free Obligations Fund
      (cost: $44,091) ...................................      44,091(e)        44,091
                                                                           -----------
                                                                                44,091
                                                                           -----------

      Total Investments in Securities
        (cost: $86,917,678)(f) ..........................                  $87,313,582
                                                                           ===========

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(b) AMT-ALTERNATIVE MINIMUM TAX. AS OF DECEMBER 31, 2000, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $2,497,675, WHICH REPRESENTS 2.8% OF NET ASSETS.
(c) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON DECEMBER 31, 2000. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(d) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. THESE BONDS MATURE AT THE DATE AND PRICE INDICATED.
(e) THIS MONEY MARKET FUND IS ADVISED BY U.S. BANK WHO ALSO SERVES AS ADVISOR FOR THIS FUND. SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(f) ON DECEMBER 31, 2000, THE COST OF INVESTMENTS IN SECURITIES FOR FEDERAL INCOME TAX PURPOSES WAS $86,894,887. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $  418,695
      GROSS UNREALIZED DEPRECIATION ......          --
                                            ----------
        NET UNREALIZED APPRECIATION ......  $  418,695
                                            ==========

--------------------------------------------------------------------------------

             2000 Annual Report  25  American Municipal Term Trusts

INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II                                December 31, 2000
 ......................................................................................

                                                           Principal          Market
Description of Security                                      Amount         Value (a)
---------------------------------------------------------  ----------      ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (97.7%):
  FLORIDA (1.9%):
    Manatee County, Zero-Coupon (MBIA),
      6.91%, 10/1/07 ....................................  $2,995,000(b)   $  2,224,686
                                                                           ------------

  ILLINOIS (21.3%):
    Belleville General Obligation (FGIC) (Prerefunded to
      12/1/01 at 100), 7.13%, 12/1/08 ...................   1,000,000(e)      1,028,250
    Carbondale General Obligation (FGIC) (Prerefunded to
      5/1/01 at 100), 6.90%, 5/1/12 .....................   3,200,000(e)      3,231,488
    Central Lake County, Zero-Coupon (MBIA),
      6.98%, 5/1/07 .....................................   2,370,000(b)      1,778,638
    Chicago Motor Fuel Tax (AMBAC) (Prerefunded to 1/1/01
      at 102), 7.10%, 1/1/11 ............................   1,500,000(e)      1,530,240
    Chicago, Illinois O'Hare Airport, 5.20%, 4/1/11 .....   2,000,000         1,816,560
    Cook County General Obligation (AMBAC) (Prerefunded
      to 11/1/01 at 102), 6.75%, 11/1/18 ................   5,000,000(e)      5,209,100
    Decatur, Zero-Coupon (AMBAC), 6.98%, 10/1/07 ........   1,250,000(b)        920,562
    Health Facility-Evangelical Hospital (escrowed to
      maturity) (Callable 4/15/02 at 102),
      6.75%, 4/15/12 ....................................     990,000         1,143,876
    Health Facility-Evangelical Hospital (Prerefunded to
      4/15/02 at 102, 6.75%, 4/15/12 ....................     510,000(e)        536,173
    Health Facility-Evangelical Hospital (Prerefunded to
      4/15/02 at 102), 6.75%, 4/15/17 ...................     680,000(e)        714,898
    Health Facility-Highland Park Hospital (FGIC),
      5.30%, 10/1/02 ....................................   1,265,000         1,288,871
    Higher Education Facility-Augustana College (Connie
      Lee), 4.90%, 10/1/02 ..............................     500,000           506,000
    Kendall, Kane, and Will Counties, Zero-Coupon (FGIC),
      6.96%, 3/1/07 .....................................     975,000(b)        737,256
    Lake County Water and Sewer System (AMBAC)
      (Prerefunded to 12/1/01 at 100),
      6.75%, 12/1/08-12/1/09 ............................   4,215,000(e)      4,320,291
                                                                           ------------
                                                                             24,762,203
                                                                           ------------

  INDIANA (13.5%):
    Boonville School Building Corporation (Callable
      7/1/02 at 102), 6.90%, 7/1/09 .....................   2,000,000         2,105,320
    Indiana Bond Bank, 5.15%, 2/1/02 ....................     900,000           907,749
    Indiana University, Zero-Coupon (AMBAC),
      7.07%, 8/1/07 .....................................   3,180,000(b)      2,355,108

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             2000 Annual Report  26  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                           Principal          Market
Description of Security                                      Amount         Value (a)
---------------------------------------------------------  ----------      ------------
    Lake Central Multi-District School Building
      Corporation (Prerefunded to 7/15/01 at 102),
      7.00%, 1/15/14-1/15/18 ............................  $2,500,000(e)   $  2,588,725
    Noblesville/Hamilton County School Building
      Corporation (Prerefunded to 2/1/01 at 102),
      7.00%, 2/1/13 .....................................   1,000,000(e)      1,022,490
    Port Commission, Cargill Inc. Project (Callable
      5/1/02 at 102), 6.88%, 5/1/12 .....................     450,000           471,519
    Purdue University (AMBAC) (Prerefunded to 7/1/01 at
      102), 7.00%, 7/1/14 ...............................   3,000,000(e)      3,104,160
    St. Joseph County Hospital Authority (MBIA)
      (Prerefunded to 12/1/01 at 102),
      7.00%, 12/1/12 ....................................   3,000,000(e)      3,138,120
                                                                           ------------
                                                                             15,693,191
                                                                           ------------

  IOWA (2.8%):
    Mason City Hospital Facilities (FSA) (Prerefunded to
      8/15/01 at 102), 6.88%, 8/15/09 ...................   1,265,000(e)      1,312,362
    Polk County Health Facilities (MBIA) (Prerefunded to
      11/1/01 at 101), 7.10%, 11/1/09 ...................   1,895,000(e)      1,961,173
                                                                           ------------
                                                                              3,273,535
                                                                           ------------

  KENTUCKY (1.2%):
    Owensboro Electric Light and Power, Zero-Coupon
      (AMBAC), 6.91%, 1/1/07 ............................   1,775,000(b)      1,354,733
                                                                           ------------

  LOUISIANA (3.4%):
    New Orleans General Obligation, Zero-Coupon (AMBAC),
      7.01%, 9/1/07 .....................................   5,000,000(b)      3,703,400
    Parrish of St. Martin, Cargill Inc. Project (Callable
      10/1/02 at 102), 6.63%, 10/1/12 ...................     300,000(c)        313,413
                                                                           ------------
                                                                              4,016,813
                                                                           ------------

  MICHIGAN (2.7%):
    Detroit General Obligation, 6.50%, 4/1/02 ...........   2,000,000         2,048,860
    State Housing Development Authority (FSA) (Callable
      10/15/02 at 103), 6.85%, 10/15/18 .................   1,000,000         1,048,470
                                                                           ------------
                                                                              3,097,330
                                                                           ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             2000 Annual Report  27  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                           Principal          Market
Description of Security                                      Amount         Value (a)
---------------------------------------------------------  ----------      ------------
  MINNESOTA (1.6%):
    Burnsville Gross Revenue,
      4.20%-4.50%, 5/1/02-5/1/05 ........................  $  870,000      $    858,297
    East Grand Forks Industrial Development Revenue
      (Callable 4/1/01 at 102), 8.00%, 4/1/11 ...........   1,000,000         1,024,520
                                                                           ------------
                                                                              1,882,817
                                                                           ------------

  MONTANA (1.8%):
    State Board of Investment (MBIA) (escrowed to
      maturity) (Callable 6/1/01 at 102),
      6.88%, 6/1/20 .....................................   2,000,000         2,117,180
                                                                           ------------

  NEVADA (1.8%):
    Clark County School District (FGIC),
      5.75%, 6/15/02 ....................................   2,000,000         2,045,280
                                                                           ------------

  NEW HAMPSHIRE (0.8%):
    Single Family Housing Authority (Callable 7/1/03 at
      102), 5.85%, 7/1/10 ...............................     905,000           915,326
                                                                           ------------

  NEW JERSEY (1.8%):
    State Educational Facilities Authority (Prerefunded
      to 7/1/01 at 102), 6.88%, 7/1/10 ..................   2,000,000(e)      2,067,140
                                                                           ------------

  NEW YORK (0.8%):
    New York City General Obligation, 5.10%, 8/1/02 .....   1,000,000         1,015,350
                                                                           ------------

  NORTH DAKOTA (4.7%):
    Bismark Hospital Revenue (AMBAC) (Prerefunded to
      5/1/01 at 102), 6.90%, 5/1/06 .....................   4,300,000(e)      4,426,119
    Grand Forks Health Care Authority (MBIA) (Callable
      12/1/01 at 102), 6.63%, 12/1/10 ...................   1,000,000         1,040,340
                                                                           ------------
                                                                              5,466,459
                                                                           ------------

  OKLAHOMA (0.7%):
    Tulsa County Oklahoma Independent School
      District No. 5, 5.00%, 7/1/02 .....................     850,000           859,818
                                                                           ------------

  PENNSYLVANIA (1.3%):
    Dauphin County (AMBAC) (Callable 6/2/08 at 100),
      4.50%, 6/1/26                                         1,490,000         1,486,230
                                                                           ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             2000 Annual Report  28  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                           Principal          Market
Description of Security                                      Amount         Value (a)
---------------------------------------------------------  ----------      ------------
  SOUTH CAROLINA (2.3%):
    Lexington County Health Services (FSA) (Prerefunded
      to 10/1/01 at 102), 6.75%, 10/1/18 ................  $1,600,000(e)   $  1,664,080
    South Carolina Ports Authority, 4.10%, 7/1/02 .......   1,010,000         1,006,586
                                                                           ------------
                                                                              2,670,666
                                                                           ------------

  SOUTH DAKOTA (2.4%):
    Health & Education Facility Revenue (AMBAC),
      4.50%, 8/1/02 .....................................     295,000           296,472
    Health and Education Facility Revenue (Callable
      5/1/01 at 102), 7.00%, 11/1/07 ....................   2,500,000         2,567,700
                                                                           ------------
                                                                              2,864,172
                                                                           ------------

  TENNESSEE (1.1%):
    Memphis-Shelby County Airport Authority (MBIA), AMT,
      5.25%, 2/15/02 ....................................   1,235,000(f)      1,248,400
                                                                           ------------

  TEXAS (11.0%):
    Abilene Texas Health Facility Development,
      4.80%, 11/15/02 ...................................     605,000           591,744
    Dallas-Fort Worth International Airport, AMT
      (Callable 11/1/03 at 100), 5.95%, 5/1/29 ..........   2,000,000         2,025,280
    Harris County Health Facilities (FSA) (Prerefunded to
      10/1/01 at 102), 7.00%, 10/1/14 ...................   2,225,000(e)      2,317,360
    Houston Hotel Occupancy (FGIC) (Prerefunded to
      7/1/01), 7.00%, 7/1/15 ............................   4,995,000(e)      5,069,475
    Houston Water and Sewer, Zero-Coupon (AMBAC),
      6.91%, 12/1/07 ....................................   3,000,000(b)      2,194,230
    Nueces County Housing Finance Authority,
      6.25%, 7/1/10 .....................................     575,000           587,805
                                                                           ------------
                                                                             12,785,894
                                                                           ------------

  VIRGINIA (3.5%):
    State HDA Commonwealth Meeting,
      5.13%-5.30%, 1/1/07-1/1/10                            3,985,000         4,089,198
                                                                           ------------

  WASHINGTON (10.5%):
    Chelan County Public Utilities District (Callable
      7/1/03 at 100), AMT, 7.60%, 7/1/25 ................   3,000,000(f)      3,173,820
    Chelan County Public Utilities District (MBIA), AMT,
      5.45%, 7/1/02                                           385,000(f)        390,994
    Clark County Industrial Revenue, AMT (Callable 8/1/02
      at 100), 4.65%, 8/1/07 ............................   1,895,000(f)      1,894,640

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             2000 Annual Report  29  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                           Principal          Market
Description of Security                                    Amount/Shares    Value (a)
---------------------------------------------------------  ----------      ------------
    Clark County Public Utility District (FGIC)
      (Prerefunded to 1/1/01 at 102), 6.50%, 1/1/11 .....  $2,000,000(e)   $  2,040,260
    King and Snohomish Counties School District (FGIC)
      (Prerefunded to 12/1/02 at 100),
      6.63%, 12/1/12 ....................................     300,000(e)        313,965
    Public Power Supply System, 5.25%, 7/1/01 ...........   2,000,000         2,011,480
    Public Power Supply System (Prerefunded to 7/1/01 at
      102), 6.75%, 7/1/11 ...............................   1,350,000(e)      1,394,861
    Snohomish County Solid Waste Revenue (MBIA)
      (Prerefunded to 12/1/01 at 102),
      7.00%, 12/1/10 ....................................   1,000,000(e)      1,046,420
                                                                           ------------
                                                                             12,266,440
                                                                           ------------
  WEST VIRGINIA (1.8%):
    State Water Development Authority (Prerefunded to
      11/1/01 at 102), 7.30%-7.40%, 11/1/11-11/1/19 .....   2,000,000(e)      2,093,440
                                                                           ------------
  WISCONSIN (3.0%):
    Amery Wisconsin Revenue, 4.80%, 6/1/02 ..............     420,000           418,118
    Health and Education Facilities-Gundersen Clinic
      (FSA), 5.10%, 12/1/02 .............................   3,000,000         3,048,150
                                                                           ------------
                                                                              3,466,268
                                                                           ------------

      Total Municipal Long-Term Securities
        (cost: $108,830,520) ............................                   113,762,569
                                                                           ------------
MUNICIPAL SHORT-TERM SECURITIES (1.2%):
  TEXAS (0.6%):
    Harris County, 5.25%, 10/1/17 .......................     700,000(d)        700,000
                                                                           ------------
  WASHINGTON (0.6%):
    Washington State Health Care Facilities Authority,
      5.25%, 1/1/18-1/1/29 ..............................     700,000(d)        700,000
                                                                           ------------

      Total Municipal Short-Term Securities
        (cost: $1,400,000) ..............................                     1,400,000
                                                                           ------------
RELATED PARTY MONEY MARKET FUND (0.0%):
    First American Tax Free Obligations Fund
      (cost: $21,316) ...................................      21,316(g)         21,316
                                                                           ------------
                                                                                 21,316
                                                                           ------------

      Total Investments in Securities
        (cost: $110,251,836) (h)  .......................                  $115,183,885
                                                                           ============

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             2000 Annual Report  30  American Municipal Term Trusts

--------------------------------------------------------------------------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(b) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(c) SECURITIES PURCHASED AS PART OF A PRIVATE PLACEMENT WHICH HAVE NOT BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES ACT OF 1933 AND ARE CONSIDERED TO BE ILLIQUID. ON DECEMBER 31, 2000, THE TOTAL MARKET VALUE OF THESE INVESTMENTS WAS $313,413 OR 0.3% OF TOTAL NET ASSETS.
(d) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON DECEMBER 31, 2000. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(e) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. THESE BONDS MATURE AT THE DATE AND PRICE INDICATED.
(f) AMT-ALTERNATIVE MINIMUM TAX. AS OF DECEMBER 31, 2000, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $6,707,854, WHICH REPRESENTS 5.8% OF NET ASSETS.
(g) THIS MONEY MARKET FUND IS ADVISED BY U.S. BANK WHO ALSO SERVES AS ADVISOR FOR THIS FUND. SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(h) ON DECEMBER 31, 2000, THE COST OF INVESTMENTS IN SECURITIES FOR FEDERAL INCOME TAX PURPOSES WAS $110,225,099. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $4,984,009
      GROSS UNREALIZED DEPRECIATION ......     (25,223)
                                            ----------
        NET UNREALIZED APPRECIATION ......  $4,958,786
                                            ==========

--------------------------------------------------------------------------------

             2000 Annual Report  31  American Municipal Term Trusts

INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III                               December 31, 2000
 .....................................................................................

                                                           Principal         Market
Description of Security                                      Amount         Value (a)
---------------------------------------------------------  ----------      -----------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (98.1%):
  ALABAMA (0.6%):
    Agricultural and Mechanical University Revenue (MBIA)
      (Prerefunded to 11/1/02 at 102),
      6.45%, 11/1/17 ....................................  $  500,000(d)   $   530,040
                                                                           -----------

  CALIFORNIA (1.0%):
    State Housing Finance Revenue (FHA),
      4.80%, 8/1/03 .....................................     845,000          861,190
                                                                           -----------

  COLORADO (2.4%):
    Health Facilities Authority Revenue,
      4.65%, 1/1/03 .....................................   1,055,000        1,040,895
    Snowmass Village Multifamily Housing (FSA) (Callable
      12/15/02 at 102), 6.25%, 12/15/16 .................   1,000,000        1,023,840
                                                                           -----------
                                                                             2,064,735
                                                                           -----------

  DISTRICT OF COLUMBIA (3.0%):
    Catholic University of America (Connie Lee)
      (Prerefunded to 10/1/03 at 102),
      6.30%, 10/1/13 ....................................   1,000,000(d)     1,072,950
    General Obligation (escrowed to maturity) (MBIA),
      4.75%, 6/1/03 .....................................   1,460,000        1,478,416
                                                                           -----------
                                                                             2,551,366
                                                                           -----------

  FLORIDA (0.9%):
    Broward County School District, Zero-Coupon (MBIA),
      6.55%, 2/15/08                                        1,000,000(b)       728,190
                                                                           -----------

  HAWAII (1.5%):
    State General Obligation (FGIC), 4.80%, 3/1/03 ......   1,250,000        1,266,200
                                                                           -----------

  ILLINOIS (18.2%):
    Chicago Wastewater Revenue (FGIC) (Prerefunded to
      1/1/03 at 102), 6.35%, 1/1/22 .....................   1,000,000(d)     1,060,530
    Health Facility-Alexian Brothers Medical Center
      (MBIA) (Prerefunded to 1/1/02 at 102),
      6.38%, 1/1/15 .....................................   1,125,000(d)     1,171,901
    Health Facility-Elmhurst Memorial Hospital (FGIC)
      (Callable 1/1/02 at 102), 6.50%, 1/1/12 ...........   1,190,000        1,235,184
    Health Facility-Highland Park Hospital (FGIC),
      5.40%, 10/1/03 ....................................   1,000,000        1,029,280
    Health Facility-Lutheran General Systems (FSA)
      (escrowed to maturity) (Callable 4/1/03 at 102),
      6.13%, 4/1/12 .....................................   1,000,000        1,102,640
    Henry Hospital District (AMBAC) (Prerefunded to
      12/1/02 at 100), 6.60%, 12/1/17 ...................   2,000,000(d)     2,093,320

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             2000 Annual Report  32  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                           Principal         Market
Description of Security                                      Amount         Value (a)
---------------------------------------------------------  ----------      -----------
    Higher Education Facility-Augustana College (Connie
      Lee), 5.00%, 10/1/03 ..............................  $  330,000      $   336,178
    Lake County Housing and Finance Corporation (FHA)
      (Callable 11/1/02 at 100), 6.70%, 11/1/14 .........   2,000,000        2,039,140
    Rochelle Water and Sewer Revenue (Prerefunded to
      5/1/02 at 102), 7.15%, 5/1/14 .....................   2,000,000(d)     2,113,440
    State General Obligation (Callable 10/1/02 at 102),
      6.25%, 10/1/12                                          410,000          429,102
    State General Obligation (Prerefunded to 10/1/02 at
      102), 6.25%, 10/1/12 ..............................   2,690,000(d)     2,837,358
                                                                           -----------
                                                                            15,448,073
                                                                           -----------

  INDIANA (14.9%):
    Crawfordsville School Building Corporation (Callable
      1/1/03 at 102), 6.25%, 7/1/11 .....................     500,000          525,945
    Freemont Middle School Building (AMBAC) (Prerefunded
      to 3/15/02 at 101), 6.75%, 3/15/13 ................   3,000,000(d)     3,122,580
    Health Facilities-Community Hospital Project (MBIA)
      (Callable 5/1/02 at 102), 6.40%, 5/1/12 ...........   5,000,000        5,200,650
    Health Facilities-Methodist Hospital (AMBAC)
      (escrowed to maturity) (Callable 9/1/02 at 102),
      5.75%, 9/1/15 .....................................   1,000,000        1,093,630
    Indiana Health Facility, 5.00%, 5/15/03 .............     380,000          373,988
    Lake County Redevelopment Authority (MBIA) (Callable
      2/1/05 at 102), 6.45%, 2/1/11 .....................   1,600,000        1,739,936
    Patoka Lake Regional Water and Sewer District (AMBAC)
      (Prerefunded to 1/1/04 at 101), 6.45%, 1/1/15 .....     500,000(d)       536,745
                                                                           -----------
                                                                            12,593,474
                                                                           -----------

  IOWA (1.5%):
    Cedar Rapids Hospital Facilities (FGIC) (Prerefunded
      to 8/15/03 at 102), 6.13%, 8/15/13 ................   1,200,000(d)     1,278,972
                                                                           -----------

  KANSAS (2.2%):
    Kansas City Utility Systems, Zero-Coupon (AMBAC),
      6.40%, 3/1/08 .                                       1,060,000(b)       764,970
    Kansas City Utility Systems, Zero-Coupon (AMBAC)
      (escrowed to maturity), 6.40%, 3/1/08 .............   1,515,000(b)     1,096,406
                                                                           -----------
                                                                             1,861,376
                                                                           -----------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             2000 Annual Report  33  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                           Principal         Market
Description of Security                                      Amount         Value (a)
---------------------------------------------------------  ----------      -----------
  MAINE (2.5%):
    Water and Sewer Revenue (Callable 11/1/02 at 102),
      6.60%, 11/1/15 ....................................  $2,000,000      $ 2,104,220
                                                                           -----------

  NEVADA (1.2%):
    Clark County School District (FGIC),
      5.75%, 6/15/03 ....................................   1,000,000        1,035,630
                                                                           -----------

  NEW MEXICO (1.2%):
    Las Cruces Health Facility-Evangelical Lutheran
      Project (FSA) (Callable 12/1/02 at 102),
      6.45%, 12/1/17 ....................................   1,000,000        1,045,750
                                                                           -----------

  NEW YORK (2.1%):
    State General Obligation, 5.20%, 8/1/03 .............   1,735,000        1,779,642
                                                                           -----------

  NORTH DAKOTA (3.9%):
    Mercer County Pollution Control Revenue (AMBAC),
      7.20%, 6/30/13                                        2,700,000        3,274,371
                                                                           -----------

  OKLAHOMA (1.0%):
    Tulsa County Independent School District No. 5,
      5.00%, 7/1/03 .....................................     850,000          864,187
                                                                           -----------

  RHODE ISLAND (1.5%):
    State Health and Education Building Corporation
      (Connie Lee) (Callable 4/1/03 at 102),
      6.38%, 4/1/12 .....................................   1,200,000        1,276,104
                                                                           -----------

  SOUTH CAROLINA (1.6%):
    Piedmont Municipal Power Agency (MBIA) (Prerefunded
      to 1/1/03 at 102), 6.30%, 1/1/14 ..................   1,285,000(d)     1,362,074
                                                                           -----------

  SOUTH DAKOTA (2.9%):
    State Building Authority (AMBAC) (Prerefunded to
      9/01/02 at 102), 6.63%, 9/1/12 ....................     115,000(d)       121,768
    State Building Authority (AMBAC) (Prerefunded to
      9/01/04 at 100), 6.63%, 9/1/12 ....................   2,235,000(d)     2,360,942
                                                                           -----------
                                                                             2,482,710
                                                                           -----------

  TEXAS (22.8%):
    Abilene Texas Health Facility Development,
      4.90%, 11/15/03 ...................................     665,000          641,286
    Austin Utility System Revenue, Zero-Coupon (MBIA),
      6.53%, 11/15/08                                       5,000,000(b)     3,489,050
    Houston Water and Sewer Revenue (FSA) (Prerefunded to
      12/1/02 at 102), 6.38%, 12/1/14 ...................   1,900,000(d)     1,991,618

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             2000 Annual Report  34  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                           Principal         Market
Description of Security                                      Amount         Value (a)
---------------------------------------------------------  ----------      -----------
    Montgomery County Hospital District (FSA)
      (Prerefunded to 4/1/02 at 102), 6.63%, 4/1/17 .....  $3,300,000(d)   $ 3,462,987
    Pflugerville Independent School District (Prerefunded
      to 8/15/04 at 100), 5.75%, 8/15/15 ................     975,000(d)     1,027,319
    San Antonio Electric and Gas, Zero-Coupon (FGIC),
      6.40%, 2/1/08 .....................................   4,500,000(b)     3,264,390
    San Antonio Water Revenue (MBIA) (Callable 5/15/02 at
      102), 6.50%, 5/15/10 ..............................   1,585,000        1,660,969
    San Antonio Water Revenue (MBIA) (escrowed to
      maturity), 6.50%, 5/15/10 .........................     440,000          497,138
    San Antonio Water Revenue (MBIA) (Prerefunded to
      5/15/02 at 102), 6.50%, 5/15/10 ...................     875,000(d)       919,231
    San Antonio Water Revenue (MBIA) (Prerefunded to
      5/15/04 at 100), 6.50%, 5/15/10 ...................     100,000(d)       107,265
    State Capital Appreciation, Zero-Coupon (FGIC),
      6.43%, 4/1/08 .....................................   3,100,000(b)     2,231,876
                                                                           -----------
                                                                            19,293,129
                                                                           -----------

  WASHINGTON (7.6%):
    Chelan County Public Utilities District (MBIA), AMT,
      5.55%, 7/1/03 .....................................     305,000(e)       312,872
    Public Power Supply System (Callable 7/1/02 at 102),
      6.25%, 7/1/12                                           770,000          802,540
    Public Power Supply System (Prerefunded to 7/1/01 at
      102), 6.50%, 7/1/18 ...............................   2,515,000(d)     2,595,706
    Public Power Supply System (Prerefunded to 7/1/02 at
      102), 6.25%, 7/1/12 ...............................   2,600,000(d)     2,729,324
                                                                           -----------
                                                                             6,440,442
                                                                           -----------

  WEST VIRGINIA (3.2%):
    Clarksburg Water Revenue (Asset Guaranty) (Callable
      9/1/02 at 102), 6.25%, 9/1/14 .....................   2,620,000        2,734,573
                                                                           -----------

  WISCONSIN (0.4%):
    Amery Wisconsin Revenue, 4.90%, 6/1/03 ..............     300,000          298,152
                                                                           -----------

      Total Municipal Long-Term Securities
        (cost: $77,961,445) .............................                   83,174,600
                                                                           -----------

MUNICIPAL SHORT-TERM SECURITIES (0.7%):
  NEW YORK (0.1%):
    New York City, Series B, 5.50%, 10/1/20 .............     100,000(c)       100,000
                                                                           -----------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             2000 Annual Report  35  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                           Principal         Market
Description of Security                                    Amount/Shares    Value (a)
---------------------------------------------------------  ----------      -----------
  TEXAS (0.2%):
    Harris County, 5.25%, 10/1/17 .......................  $  150,000(c)   $   150,000
                                                                           -----------

  WASHINGTON (0.4%):
    Washington State Health Care Facilities Authority,
      5.25%, 1/1/18-1/1/29 ..............................     350,000(c)       350,000
                                                                           -----------

      Total Municipal Short-Term Securities
        (cost: $600,000) ................................                      600,000
                                                                           -----------

RELATED PARTY MONEY MARKET FUND (0.1%):
    First American Tax Free Obligations Fund
      (cost: $55,895) ...................................      55,895(f)        55,895
                                                                           -----------
                                                                                55,895
                                                                           -----------

      Total Investments in Securities
        (cost: $78,617,339) (g)  ........................                  $83,830,495
                                                                           ===========

Notes to Investements in Securities:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(b) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(c) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON DECEMBER 31, 2000. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(d) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. THESE BONDS MATURE AT THE DATE AND PRICE INDICATED.
(e) AMT-ALTERNATIVE MINIMUM TAX. AS OF DECEMBER 31, 2000, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $312,872, WHICH REPRESENTS 0.4% OF NET ASSETS.
(f) THIS MONEY MARKET FUND IS ADVISED BY U.S. BANK WHO ALSO SERVES AS ADVISOR FOR THIS FUND. SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(g) ON DECEMBER 31, 2000, THE COST OF INVESTMENTS IN SECURITIES FOR FEDERAL INCOME TAX PURPOSES WAS $78,593,473. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $5,279,220
      GROSS UNREALIZED DEPRECIATION ......     (42,198)
                                            ----------
        NET UNREALIZED APPRECIATION ......  $5,237,022
                                            ==========

--------------------------------------------------------------------------------

             2000 Annual Report  36  American Municipal Term Trusts

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

THE BOARD OF DIRECTORS AND SHAREHOLDERS
AMERICAN MUNICIPAL TERM TRUST INC.,
AMERICAN MUNICIPAL TERM TRUST INC. II AND
AMERICAN MUNICIPAL TERM TRUST INC. III

We have audited the accompanying statements of assets and liabilities of American Municipal Term Trust Inc., American Municipal Term Trust Inc. II and American Municipal Term Trust Inc. III, including the schedules of investments in securities, as of December 31, 2000, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended December 31, 1998, were audited by other auditors whose report dated February 12, 1999, expressed an unqualified opinion.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2000 and 1999 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Municipal Term Trust Inc., American Municipal Term Trust Inc. II and American Municipal Term Trust Inc. III at December 31, 2000, the results of their operations for the year then ended, and changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Minneapolis, Minnesota
January 31, 2001

--------------------------------------------------------------------------------

             2000 Annual Report  37  American Municipal Term Trusts

               FEDERAL INCOME TAX INFORMATION
--------------------------------------------------------------------------------

                The following per-share information describes the federal tax treatment of distributions made during the fiscal year. Exempt-interest dividends are exempt from federal income tax and should not be included in your gross income, but need to be reported on your income tax return for informational purposes. Please consult a tax advisor on how to report these distributions at the state and local levels.

                COMMON STOCK INCOME DISTRIBUTIONS
                (INCOME FROM TAX-EXEMPT SECURITIES, 99.96%, 100% AND 99.98% QUALIFYING AS EXEMPT-INTEREST DIVIDENDS, RESPECTIVELY)

                                           AMERICAN     AMERICAN        AMERICAN
                                          MUNICIPAL     MUNICIPAL      MUNICIPAL
PAYABLE DATE                              TERM TRUST  TERM TRUST II  TERM TRUST III
------------                              ----------  -------------  --------------
January 12, 2000 .......................   $0.0542       $0.0517        $0.0475
February 23, 2000 ......................    0.0542        0.0517         0.0475
March 29, 2000 .........................    0.0542        0.0517         0.0475
April 26, 2000 .........................    0.0542        0.0517         0.0475
May 24, 2000 ...........................    0.0542        0.0517         0.0475
June 28, 2000 ..........................    0.0542        0.0517         0.0475
July 26, 2000 ..........................    0.0542        0.0517         0.0475
August 23, 2000 ........................    0.0542        0.0517         0.0475
September 27, 2000 .....................    0.0542        0.0517         0.0475
October 25, 2000 .......................    0.0632        0.0837         0.0665
November 21, 2000 ......................    0.0632        0.0517         0.0475
December 15, 2000 ......................    0.0635        0.0517         0.0475
                                           -------       -------        -------
    Total ..............................   $0.6777       $0.6524        $0.5890
                                           =======       =======        =======

                COMMON STOCK LONG-TERM GAINS
                (TAXABLE AS CAPITAL GAINS DISTRIBUTIONS)

                                           AMERICAN     AMERICAN        AMERICAN
                                          MUNICIPAL     MUNICIPAL      MUNICIPAL
PAYABLE DATE                              TERM TRUST  TERM TRUST II  TERM TRUST III
------------                              ----------  -------------  --------------
    December 15, 2000 ..................   $0.0675       $0.0148        $    --
                                           =======       =======        =======

--------------------------------------------------------------------------------

             2000 Annual Report  38  American Municipal Term Trusts

--------------------------------------------------------------------------------

                PREFERRED STOCK INCOME DISTRIBUTIONS
                (INCOME FROM TAX-EXEMPT SECURITIES, 99.96%, 100% AND 99.98% QUALIFYING AS EXEMPT-INTEREST DIVIDENDS, RESPECTIVELY)

                                           AMERICAN     AMERICAN        AMERICAN
                                          MUNICIPAL     MUNICIPAL      MUNICIPAL
PAYABLE DATE                              TERM TRUST  TERM TRUST II  TERM TRUST III
------------                              ----------  -------------  --------------
    Total ..............................  $828.8700     $995.6100      $972.0100
                                          =========     =========      =========

                PREFERRED STOCK LONG-TERM GAINS
                (TAXABLE AS CAPITAL GAINS DISTRIBUTIONS)

                                           AMERICAN     AMERICAN        AMERICAN
                                          MUNICIPAL     MUNICIPAL      MUNICIPAL
PAYABLE DATE                              TERM TRUST  TERM TRUST II  TERM TRUST III
------------                              ----------  -------------  --------------
    December 18, 2000 ..................   $     --     $26.6900        $     --
                                           ========     ========        ========

--------------------------------------------------------------------------------

             2000 Annual Report  39  American Municipal Term Trusts

               SHAREHOLDER UPDATE
--------------------------------------------------------------------------------

             ANNUAL MEETING RESULTS
                An annual meeting of the funds' shareholders was held on August 3, 2000. Each matter voted upon at that meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes with respect to such matters, are set forth below.

                (1) Each fund's preferred and common shareholders, voting as a single class, elected to decrease the size of the Board of Directors to eight directors. The following votes were cast regarding this matter:

                                             SHARES           SHARES                      BROKER
                                           VOTED "FOR"    VOTED "AGAINST"   ABSTENTIONS  NON-VOTES
                                          -------------  -----------------  -----------  ---------
American Municipal Term Trust ..........     7,660,533           70,859        173,709        --
American Municipal Term Trust II .......     6,729,437           29,028         54,402        --
American Municipal Term Trust III ......     4,811,620           32,887         24,143        --

                (2) The funds' preferred shareholders elected the following directors:

                                             SHARES      SHARES WITHHOLDING
                                           VOTED "FOR"   AUTHORITY TO VOTE
                                          -------------  ------------------
AMERICAN MUNICIPAL TERM TRUST
Roger A. Gibson ........................        1,358                --
Leonard W. Kedrowski ...................        1,358                --

AMERICAN MUNICIPAL TERM TRUST II
Roger A. Gibson ........................        1,458                --
Leonard W. Kedrowski ...................        1,458                --

AMERICAN MUNICIPAL TERM TRUST III
Roger A. Gibson ........................        1,064                --
Leonard W. Kedrowski ...................        1,064                --

--------------------------------------------------------------------------------

             2000 Annual Report  40  American Municipal Term Trusts

--------------------------------------------------------------------------------

                (3) Each fund's preferred and common shareholders, voting as a single class, elected the following directors:

                                             SHARES      SHARES WITHHOLDING
                                           VOTED "FOR"   AUTHORITY TO VOTE
                                          -------------  ------------------
AMERICAN MUNICIPAL TERM TRUST
Robert J. Dayton .......................     7,777,772           127,330
Andrew M. Hunter III ...................     7,780,986           124,116
John M. Murphy, Jr. ....................     7,780,986           124,116
Robert L. Spies ........................     7,774,886           130,216
Joseph D. Strauss ......................     7,780,986           124,116
Virginia L. Stringer ...................     7,778,786           126,316

AMERICAN MUNICIPAL TERM TRUST II
Robert J. Dayton .......................     6,747,877            67,990
Andrew M. Hunter III ...................     6,747,877            67,990
John M. Murphy, Jr. ....................     6,747,876            67,991
Robert L. Spies ........................     6,665,899           146,968
Joseph D. Strauss ......................     6,747,877            67,990
Virginia L. Stringer ...................     6,744,032            68,835

AMERICAN MUNICIPAL TERM TRUST III
Robert J. Dayton .......................     4,826,706            41,945
Andrew M. Hunter III ...................     4,826,706            41,945
John M. Murphy, Jr. ....................     4,826,706            41,945
Robert L. Spies ........................     4,826,706            41,945
Joseph D. Strauss ......................     4,826,706            41,945
Virginia L. Stringer ...................     4,826,706            41,945

                (4) Each fund's preferred and common shareholders, voting as a single class, ratified the selection by a majority of the independent members of the funds' Board of Directors of Ernst and Young LLP as the independent public accountants for the funds for the fiscal year ending December 31, 2000. The following votes were cast regarding this matter:

                                             SHARES           SHARES                      BROKER
                                           VOTED "FOR"    VOTED "AGAINST"   ABSTENTIONS  NON-VOTES
                                          -------------  -----------------  -----------  ---------
American Municipal Term Trust ..........     7,754,191           23,860        127,051        --
American Municipal Term Trust II .......     6,766,665            9,122         37,080        --
American Municipal Term Trust III ......     4,817,128           18,773         32,749        --

--------------------------------------------------------------------------------

             2000 Annual Report  41  American Municipal Term Trusts

--------------------------------------------------------------------------------

                (5) The preferred and common shareholders of American Municipal
                    Term Trust, voting as a single class, approved a plan of liquidation and dissolution for the fund, providing for the sale of all of the assets of the fund and the distribution of the proceeds to fund shareholders on or shortly before April 15, 2001. The following votes were cast regarding this matter:

                      SHARES             SHARES                              BROKER
                   VOTED "FOR"      VOTED "AGAINST"       ABSTENTIONS       NON-VOTES
                  --------------   ------------------   ---------------   -------------
                    4,610,323          84,474               218,909             --

               TERMS AND CONDITIONS OF THE DIVIDEND REINVESTMENT PLAN
                As a shareholder, you may choose to participate in the Dividend Reinvestment Plan. It's a convenient and economical way to buy additional shares of the fund by automatically reinvesting dividends and capital gains. The plan is administered by EquiServe, the plan agent.

                ELIGIBILITY/PARTICIPATION
                You may join the plan at any time. Reinvestment of distributions will begin with the next distribution paid, provided your request is received at least 10 days before the record date for that distribution.

                If your shares are in certificate form, you may join the plan directly and have your distributions reinvested in additional shares of the fund. To enroll in this plan, call EquiServe at 1-800-543-1627. If your shares are registered in your brokerage firm's name or another name, ask the holder of your shares how you may participate.

                Banks, brokers or nominees, on behalf of their beneficial owners who wish to reinvest dividend and capital gains distributions, may participate in the plan by informing EquiServe at least 10 days before the next dividend and/or capital gains distribution.

--------------------------------------------------------------------------------

             2000 Annual Report  42  American Municipal Term Trusts

--------------------------------------------------------------------------------

                PLAN ADMINISTRATION
                Beginning no more than five business days before the dividend payment date, EquiServe will buy shares of the fund on the New York Stock Exchange (NYSE) or elsewhere on the open market.

                The fund will not issue any new shares in connection with the plan. All reinvestments will be at a market price plus a pro rata share of any brokerage commissions, which may be more or less than the fund's net asset value per share. The number of shares allocated to you is determined by dividing the amount of the dividend or distribution by the applicable price per share.

                There is no direct charge for reinvestment of dividends and capital gains, since EquiServe fees are paid for by the fund. However, each participant pays a pro rata portion of the brokerage commissions. Brokerage charges are expected to be lower than those for individual transactions because shares are purchased for all participants in blocks. As long as you continue to participate in the plan, distributions paid on the shares in your account will be reinvested.

                EquiServe maintains accounts for plan participants holding shares in certificate form and will furnish written confirmation of all transactions, including information you need for tax records. Reinvested shares in your account will be held by EquiServe in noncertificated form in your name.

                TAX INFORMATION
                Distributions invested in additional shares of the fund are subject to income tax, just as they would be if received in cash. Shareholders, as required by the Internal Revenue Service, will receive Form 1099 regarding the federal tax status of the prior year's distributions.

                PLAN WITHDRAWAL
                If you hold your shares in certificate form, you may terminate your participation in the plan at any time by giving written

--------------------------------------------------------------------------------

             2000 Annual Report  43  American Municipal Term Trusts

--------------------------------------------------------------------------------
                notice to EquiServe. If your shares are registered in your brokerage firm's name, you may terminate your participation via verbal or written instructions to your investment professional. Written instructions should include your name and address as they appear on the certificate or account.

                If notice is received at least 10 days before the record date, all future distributions will be paid directly to the shareholder of record.

                If your shares are issued in certificate form and you discontinue your participation in the plan, you (or your nominee) will receive an additional certificate for all full shares and a check for any fractional shares in your account.

                PLAN AMENDMENT/TERMINATION
                The fund reserves the right to amend or terminate the plan. Should the plan be amended or terminated, participants will be notified in writing at least 90 days before the record date for such dividend or distribution. The plan may also be amended or terminated by EquiServe with at least 90 days written notice to participants in the plan.

                Any questions about the plan should be directed to your investment professional or to EquiServe LP, P.O. Box 8218, Boston, Massachusetts 02266, 1-800-543-1627.

--------------------------------------------------------------------------------

             2000 Annual Report  44  American Municipal Term Trusts

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